Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Line Items]
Schedule of Direct or Indirect Interests in Subsidiaries
As at the date of these consolidated financial statements, the Company had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liability. All companies now comprising the Group have adopted December 31 as their financial year-end date.

		Percentage of ownership/interest/ voting rights
Name	Place and date of incorporation/ establishment	Directly	Indirectly	Issued and fully paid ordinary share capital/ registered capital	Principal activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—	United States Dollar (“US$”) 1	Investment holding
Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—	US$100	Investment holding
Gauguin Limited (“Gauguin”)	Hong Kong, limited liability company October 6, 2017	—	100%	Hong Kong Dollar (“HK$”) 60,000,000	Investment holding
Degas Limited (“Degas”)	Hong Kong, limited liability company November 1, 2019	—	100%	HK$60,000,000	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$10,000,000	Investment holding
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$10,000,000	Investment holding
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB16,213,275	Distribution of commercial copyrights and provision of music education solutions
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB2,000,000	Distribution of commercial copyrights
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB19,500,000	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
*	The English names of these companies represent the best efforts made by the directors of the Company to translate their Chinese names as these companies do not have official English names.

		Percentage of ownership/interest/ voting rights
Name	Place and date of incorporation/ establishment	Directly	Indirectly	Issued and fully paid ordinary share capital/ registered capital	Principal activities

Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”)	PRC, limited liability company April 14, 2021	—	100%	RMB10,000,000	Investment holding
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”)	PRC, limited partnership June 24, 2021	—	60%	—	Dormant
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”)	PRC, limited partnership June 25, 2021	—	90%	—	Dormant
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”)	PRC, limited partnership July 6, 2021	—	90%	—	Dormant
Fuzhou Kuke Education Technology Co., Ltd.* (“Fuzhou Kuke”)	PRC, limited liability company August 17, 2021	—	80%	RMB200,000	Dormant
Tianjin Kuke Xingkong Education Consulting., Ltd. * (“Tianjin Kuke”)	PRC, limited liability company August 2, 2021	—	96%	RMB200,000	Dormant
Shijiazhuang Kuke Linhui Education Technology Co., Ltd.* (“Shijiazhuang Kuke”)	PRC, limited liability company July 22, 2021	—	96%	RMB400,000	Dormant

Group
Disclosure Of General Information About Financial Statements [Line Items]
Schedule of Direct or Indirect Interests in Subsidiaries
Subsidiaries
The consolidated financial statements of the Group include:

			% equity interest
Name	Principal activities	Place of incorporation/registration	December 31, 2021	December 31, 2020

Rococo	Investment holding	BVI	100%	100%
Rosenkavalier	Investment holding	BVI	100%	100%
Gauguin	Investment holding	Hong Kong	100%	100%
Degas	Investment holding	Hong Kong	100%	100%
Kuke International	Investment holding	PRC	100%	100%
Beijing Lecheng	Investment holding	PRC	100%	100%
Naxos China	Distribution of commercial copyrights	PRC	51%	51%
Music Education	Investment holding	PRC	100%	—
Kuke Fangyue	Dormant	PRC	60%	—
Kuke Xingkong	Dormant	PRC	90%	—
Kuke Linhui	Dormant	PRC	90%	—
Fuzhou Kuke	Dormant	PRC	80%	—
Tianjin Kuke	Dormant	PRC	96%	—
Shijiazhuang Kuke	Dormant	PRC	96%	—

VIEs of the Group include:
			% beneficial interest
Name	Principal activities	Place of registration	December 31, 2021	December 31, 2020
Beijing Kuke Music	Distribution of commercial copyrights and provision of music education solutions	PRC	100%	100%
BMF Culture	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances	PRC	100%	100%